Description of Business, Basis of Presentation and Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands, shares in Millions			8 Months Ended	9 Months Ended			12 Months Ended
	May 13, 2024	May 09, 2024	Dec. 31, 2024	Dec. 31, 2024	Oct. 01, 2023	Sep. 25, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Business Acquisition [Line Items]
Debt instrument, maturity date							Apr. 15, 2029
Restricted cash							$ 57,400	$ 40,500
Interest costs capitalized							$ 21,000	28,100		$ 12,800
Finite-Lived Intangible Asset, Useful Life							5 years
Advertising Expense							$ 347,800	203,400		$ 201,600
Restricted cash current			$ 42,800	$ 42,800			43,700	27,500
Deferred tax assets valuation allowance							341,600	$ 152,200	$ 267,106		$ 253,797
Goodwill Impairment Carrying Value							$ 811,200
Proceeds from reverse recapitalization transaction			330,000
Proceeds from the PIPE investment	$ 254,300		254,300	$ 254,300
Repayments of long-term debt			$ 299,000
Common stock shares issuable							0.0	0.0		0.0
Related Party | General and Administrative Expenses Allocated to Parent
Business Acquisition [Line Items]
Amounts of transaction		$ 10,000
Screaming Eagle | Studio Business
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners	12.20%
Equity Method Investments Investee
Business Acquisition [Line Items]
Equity method investment, ownership percentage							20.00%
Minimum
Business Acquisition [Line Items]
Variable interest entity, qualitative or quantitative information, ownership percentage							20.00%
Finite-Lived Intangible Asset, Useful Life							5 years		2 years
Minimum | Computer Equipment
Business Acquisition [Line Items]
Property, plant and equipment, useful life							3 years
Minimum | Equity Method Investments Investee
Business Acquisition [Line Items]
Equity method investment, ownership percentage							20.00%
Maximum
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life							15 years		15 years
Maximum | Computer Equipment
Business Acquisition [Line Items]
Property, plant and equipment, useful life							5 years
Maximum | Equity Method Investments Investee
Business Acquisition [Line Items]
Equity method investment, ownership percentage							50.00%
Lionsgate
Business Acquisition [Line Items]
Debt instrument, interest rate, stated percentage							5.50%
Business acquisition, equity interest issued or issuable, number of shares							253.4
Entertainment One Film And Television Business [Member]
Business Acquisition [Line Items]
Restricted cash current					$ 4,133				$ 13,600		35,196
Deferred tax assets valuation allowance									267,106
Entertainment One Film And Television Business [Member] | Related Party
Business Acquisition [Line Items]
Amounts of transaction					$ 299	$ 100			1,008		261
Entertainment One Film And Television Business [Member] | Restricted Cash In Connection with Production Financing Facilities
Business Acquisition [Line Items]
Restricted cash current									9,494		$ 31,015
Entertainment One Film And Television Business [Member] | Restricted Cash in Connection with Potential Unfavourable Tax Payment of the Buyer in Connection With Sale of Titles
Business Acquisition [Line Items]
Restricted cash current									$ 4,106
Entertainment One Film And Television Business [Member] | Minimum | Building and Building Improvements
Business Acquisition [Line Items]
Property, plant and equipment, useful life									15 years
Entertainment One Film And Television Business [Member] | Minimum | Computer Equipment
Business Acquisition [Line Items]
Property, plant and equipment, useful life									3 years
Entertainment One Film And Television Business [Member] | Maximum | Building and Building Improvements
Business Acquisition [Line Items]
Property, plant and equipment, useful life									25 years
Entertainment One Film And Television Business [Member] | Maximum | Computer Equipment
Business Acquisition [Line Items]
Property, plant and equipment, useful life									12 years